Organization and Summary of Significant Accounting Policies - Subsidiary Ownership (Details)	12 Months Ended
Dec. 31, 2015 location
BancWest Corporation | First Hawaiian Bank
Capitalization
Outstanding common stock owned (as a percent)	100.00%
First Hawaiian Bank
Capitalization
Number of banking locations	62